Consolidated Statements of Equity (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Dividends declared per common share (dollars per share)	$ 2.675	$ 2.5425	$ 2.4725
Distribution Made to Member or Limited Partner, Distributions Declared, Per Unit	$ 2.6750	$ 2.5425	$ 2.4725